Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows From Operating Activities
Net loss	$ (818,211)	$ (1,504,004)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on extinguishment of debt	(120,000)	16,205
Loss on issuance of default warrants	0	163,433
Increase in principal due to penalty provision	0	146,250
Increase in principal due to fees	0	16,726
Beneficial conversion feature discount on notes payable	0	0
Amortization of discount on notes payable	269,734	90,149
Amortization of intangible assets	37,295	37,159
Loss on change in FMV of derivative liability	0	114,051
Loss on derivative liability	0	159,888
Increase (Decrease) in:
Accounts receivable	(5,280)	11,760
Prepaid expense	(5,346)	1,282
Accounts payable	10,167	37,371
Accrued liabilities	84,757	24,267
Derivative liability	(172,558)
Deferred revenue	0	46,425
Shares payable to related parties	333,950	545,673
Salaries payable to related parties	(136,417)	51,648
Net Cash Used in Operating Activities	(521,911)	(41,717)
Cash Flows From Financing Activities
Cash received from PPP loan	0	36,700
Cash received from Convertible Note Payable	0	129,300
Proceeds from sale of common stock, net of commissions	521,850	0
Cash paid for settlement of notes payable	0	(100,000)
Net Cash Provided By Financing Activities	521,850	66,000
Net (decrease) increase in cash and cash equivalents	(61)	24,283
Cash and Cash Equivalents - Beginning of Period	103,074	24,212
Cash and Cash Equivalents - End of Period	103,013	48,495
Supplement Disclosures of Cash Flow Information
Interest paid during the period	0	0
Income taxes paid during the period	0	31,902
Supplemental Disclosures of Non-Cash Investing and Financing Activities
Discount on notes payable	360,000	0
Conversion of convertible notes payable and derivative liabilities	1,035,206	288,029
Warrant anti-dilution issuance	$ 0	$ 203,597